Mirae Asset Discovery Funds

(the “Trust”)

Emerging Markets Fund

Emerging Markets Great Consumer Fund

Global Great Consumer Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated February 17, 2016 to the Funds’ Prospectus dated August 28, 2015

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated August 28, 2015.

Effective immediately, Bert van der Walt, CFA, Senior Investment Analyst for Mirae Asset Global Investment (USA) LLC, will join the portfolio management team, and serve as a Portfolio Manager of, each of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund.  In addition, Ryan Coyle, CFA, will join the portfolio management team, and serve as a Portfolio Manager of, the Global Great Consumer Fund.  Therefore, the following updates are being made to the Funds’ Prospectus:

The “Portfolio Managers” section on page 5 of the Funds’ Prospectus is deleted in its entirety and replaced with the following:

José Gerardo Morales, CFA, Chief Investment Officer of the Investment Manager, Rahul Chadha, Co-Chief Investment Officer of Mirae Asset Hong Kong, and Bert van der Walt, CFA, Portfolio Manager/Senior Investment Analyst of the Investment Manager, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Morales and Mr. Chadha have co-managed the Fund since its inception. Mr. Van der Walt has managed the Fund since February 2016.

The “Portfolio Manager” section on page 15 of the Funds’ Prospectus is deleted in its entirety and replaced with the following:

José Gerardo Morales, CFA, Chief Investment Officer of the Investment Manager, Joohee An, Senior Portfolio Manager of Mirae Asset Hong Kong, and Bert van der Walt, CFA, Portfolio Manager/Senior Investment Analyst of the Investment Manager, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Morales and Ms. An have co-managed the Fund since its inception. Mr. Van der Walt has managed the Fund since February 2016.

The “Portfolio Manager” section on page 25 of the Funds’ Prospectus is deleted in its entirety and replaced with the following:

José Gerardo Morales, CFA, Chief Investment Officer of the Investment Manager, and Ryan Coyle, Portfolio Manager/Senior Investment Analyst of the Investment Manager, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Morales has managed the Fund since its inception. Mr. Coyle has managed the Fund since February 2016.

The “Emerging Markets Fund,” “Emerging Markets Great Consumer Fund” and “Global Great Consumer Fund” subsection under the “Portfolio Managers” section beginning on page 38 of the Funds’ Prospectus are being deleted in their entirety and being replaced with the following:

Emerging Markets Fund

Information about José Gerardo Morales, Rahul Chadha and Bert van der Walt, the portfolio managers jointly and primarily responsible for the day-to-day management of Emerging Markets Fund, is set forth below.

Portfolio Managers	Since	Recent Professional Experience
José Gerardo Morales, CFA	2010

José Gerardo Morales is Chief Investment Officer of Mirae Asset USA. Prior to joining Mirae Asset USA in 2010, Mr. Morales was responsible for managing all EMEA investment strategies at Mirae Asset Global Investment Management (UK) Ltd., which he joined in 2007. Mr. Morales was Head of Emerging European Equities at Pictet Asset Management (“Pictet”) from 2006 to 2007. Prior to Pictet, he was Head of EMEA Emerging Markets at West LB Mellon Asset Management (London) from 2002 to 2006. Mr. Morales holds an M.B.A. from Georgetown University and a Bachelor of Finance degree from George Mason University. He is a Chartered Financial Analyst, is based in New York and is fluent in Spanish.

Portfolio Managers	Since	Recent Professional Experience
Rahul Chadha	2010

Rahul Chadha is a Co-Chief Investment Officer of Mirae Asset Hong Kong. Prior to joining Mirae Asset Hong Kong as a Senior Portfolio Manager in 2006, Mr. Chadha was with Aviva Life Insurance from 2003 to 2005 as a senior research analyst on their India team and with Standard Chartered Mutual Funds from 2005 to 2006 as a senior equity analyst responsible for sector coverage in India. He holds a Master of Finance and Control degree and a Bachelor of Business Studies degree from the University of Delhi and is fluent in Hindi.

Bert van der Walt, CFA	2016

Bert van der Walt is a Portfolio Manager/Senior Investment Analyst for Mirae Asset USA. Before joining Mirae Asset in 2014, Mr. Van der Walt was responsible for Europe, Middle East and Africa (EMEA) equities at Driehaus Capital Management in Chicago.  Prior to Driehaus, he was an Investment Manager on the EMEA team at Baring Asset Management in London from 2007 until 2012.  He also worked in South Africa for a local Pension Fund Manager optimizing Asset Allocation Strategies until 2007. Mr. Van der Walt holds a Bachelor of Finance and Investment Management degree from The University of Pretoria in South Africa. He is a Chartered Financial Analyst,  is based in New York and is fluent in Afrikaans.

EM Great Consumer Fund

Information about José Gerardo Morales, Joohee An and Bert van der Walt, the portfolio managers jointly and primarily responsible for the day to-day management of EM Great Consumer Fund, is set forth below.

Portfolio Managers	Since	Recent Professional Experience
José Gerardo Morales, CFA	2010

José Gerardo Morales is Chief Investment Officer of Mirae Asset USA. Prior to joining Mirae Asset USA in 2010, Mr. Morales was responsible for managing all EMEA investment strategies at Mirae Asset Global Investment Management (UK) Ltd., which he joined in 2007. Mr. Morales was Head of Emerging European Equities at Pictet Asset Management (“Pictet”) from 2006 to 2007. Prior to Pictet, he was Head of EMEA Emerging Markets at West LB Mellon Asset Management (London) from 2002 to 2006. Mr. Morales holds an M.B.A. from Georgetown University and a Bachelor of Finance degree from George Mason University. He is a Chartered Financial Analyst, is based in New York and is fluent in Spanish.

Joohee An	2010

Joohee An is a Senior Portfolio Manager with Mirae Asset Hong Kong, where she manages investments in the Asia region and is a core member of the Global Investment Team in Hong Kong. Prior to joining Mirae Asset Hong Kong in 2009, Ms. An was at Mirae Asset Global Investments Co., Ltd. in Seoul, where she worked as an investment analyst and portfolio manager from 2006 to 2009. She was an equity analyst at LG Securities from 2004 to 2006. Ms. An has a Bachelor of Business Administration from Yonsei University and is fluent in Korean.

Bert van der Walt, CFA	2016

Bert van der Walt is a Portfolio Manager/Senior Investment Analyst for Mirae Asset USA. Before joining Mirae Asset in 2014, Mr. Van der Walt was responsible for Europe, Middle East and Africa (EMEA) equities at Driehaus Capital Management in Chicago.  Prior to Driehaus, he was an Investment Manager on the EMEA team at Baring Asset Management in London from 2007 until 2012.  He also worked in South Africa for a local Pension Fund Manager optimizing Asset Allocation Strategies until 2007. Mr. Van der Walt holds a Bachelor of Finance and Investment Management degree from The University of Pretoria in South Africa. He is a Chartered Financial Analyst,  is based in New York and is fluent in Afrikaans.

Global Great Consumer Fund

Information about José Gerardo Morales and Bert Van der Walt, the portfolio managers jointly and primarily responsible for the day-to-day management of Global Great Consumer Fund, is set forth below.

Portfolio Managers	Since	Recent Professional Experience
José Gerardo Morales, CFA	2012

José Gerardo Morales is Chief Investment Officer of Mirae Asset USA. Prior to joining Mirae Asset USA in 2010, Mr. Morales was responsible for managing all EMEA investment strategies at Mirae Asset Global Investment Management (UK) Ltd., which he joined in 2007. Mr. Morales was Head of Emerging European Equities at Pictet Asset Management (“Pictet”) from 2006 to 2007. Prior to Pictet, he was Head of EMEA Emerging Markets at West LB Mellon Asset Management (London) from 2002 to 2006. Mr. Morales holds an M.B.A. from Georgetown University and a Bachelor of Finance degree from George Mason University. He is a Chartered Financial Analyst, is based in New York and is fluent in Spanish.

Ryan Coyle, CFA	2016

Ryan Coyle is a Portfolio Manager/Senior Investment Analyst for Mirae Asset USA, where he focuses on researching and analyzing companies in the global consumer sector. From 2011 to 2014, Mr. Coyle worked at Caerus Global Investors as a consumer sector research analyst. From 2005 to 2008, Mr. Coyle was a consumer sector research analyst at Stadia Capital. Mr. Coyle began his career in 2003 as an investment banking analyst at Bank of America Securities. Mr. Coyle holds an M.B.A. from Columbia Business School, a Bachelor of Arts dual degree in Economics and History from Yale University, and is a Chartered Financial Analyst. Mr. Coyle is based in New York.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Mirae Asset Discovery Funds

(the “Trust”)

Emerging Markets Fund

Emerging Markets Great Consumer Fund

Global Great Consumer Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated February 17, 2016 to the Funds’ Statement of Additional Information

(“SAI”) dated August 28, 2015

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s SAI dated August 28, 2015.

Effective immediately, Bert van der Walt, CFA, Senior Investment Analyst for Mirae Asset Global Investment (USA) LLC, joins the portfolio management teams and serves as a Portfolio Manager to the Emerging Markets and Emerging Markets Great Consumer Funds.  In addition, Ryan Coyle joins the portfolio management team and serves as a Portfolio Manager of the Global Great Consumer Fund.  Therefore, the following updates are made to the Funds’ SAI:

Information regarding the Emerging Markets Fund, Emerging Markets Great Consumer Fund and Global Great Consumer Fund in the “Management of Other Funds and Accounts” subsection under the “Portfolio Managers” section beginning on page 35 of the Funds’ SAI is being deleted and being replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type[1,2]
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Names of Portfolio Managers	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed

Emerging Markets Fund
José Gerardo Morales, CFA[3]	3	$236,940,977	29	$1,876,970,464	1	$7,864,244
Rahul Chadha[3]	2	$41,150,983	11	$1,018,814,781	0	$-
Bert van der Walt, CFA[4]	1	$171,624,871	12	$69,015,196	0	$-

EM Great Consumer Fund
José Gerardo Morales, CFA[3]	3	$236,940,977	29	$1,876,970,464	1	$7,864,244
Joohee An3	2	$329,351,512	4	$1,127,363,907	0	$-
Bert van der Walt, CFA[4]	1	$10,727,004	12	$69,015,196	0	$-

Global Great Consumer Fund
José Gerardo Morales, CFA[3]	3	$236,940,977	29	$1,876,970,464	1	$7,864,244
Ryan Coyle, CFA4	1	$5,071,229	16	$1,293,160,748	0	$-

1	If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.
2	None of the portfolio managers managed any accounts or assets that charge performance-based fees as of February 16, 2016.
3	Information is as of April 30, 2015
4	Information is as of February 16, 2016

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE